Controlled Entities (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage of Ownership
Immuron Inc. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	USA
Percentage of Ownership	100.00%	100.00%
Anadis EPS Pty Ltd
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage of Ownership	100.00%	100.00%
IMC Canada Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage of Ownership	100.00%	100.00%